Acquisitions - Schedule of Fair Value of the Assets Acquired and Liabilities Assumed (Details) - Jan. 15, 2022 - Ril Acquisition [Member]	USD ($)	CAD ($)
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed [Abstract]
Cash	$ 808,538	$ 1,000,000
Non-controlling interest fair value	202,135	250,000
Total	1,010,673	1,250,000
Assets acquired and liabilities assumed
Cash and cash equivalents	1,769	2,188
Property, plant and equipment	441	546
Right-of-use assets	573,483	709,283
Intangible assets	431,894	534,167
Goodwill	854,887	1,057,324
Total assets	1,862,474	2,303,508
Accounts payable	161,708	200,000
Lease liabilities	573,483	709,283
Deferred income tax liabilities	116,610	144,225
Total liabilities	851,801	1,053,508
Net assets acquired	$ 1,010,673	$ 1,250,000